Income Taxes (Tables)	12 Months Ended
Feb. 29, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	For the Years Ended
	February 28, 2022	February 28, 2023	February 29, 2024
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	7,407	875	1,076	149
Deferred income tax expense (benefit):
PRC	14,436	118	25	4
Total income tax expense	21,843	993	1,101	153

Summary of Deferred Tax Assets and Liabilities	The Group’s deferred tax assets and liabilities were as follows:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	8,486	12,455	1,731
Advertising expenses	231	768	107
Donation overspending	5,369	5,200	722
Lease liability	545	570	79
Accrued expenses	13,701	13,678	1,900
Depreciation and amortization	115	119	17
Allowance for doubtful accounts	3,312	3,531	491
Less: valuation allowance	(30,521)	(35,196)	(4,890)
Total deferred tax assets	1,238	1,125	157

Deferred tax liabilities:
Amortization of intangible assets acquired from acquisition	(575)	(450)	(63)
Right-of-use asset	(637)	(675)	(94)
Total deferred tax liabilities	(1,212)	(1,125)	(157)

Net deferred tax assets	26	—	—

Summary of Movement of Valuation Allowance	Movement of the valuation allowance is as follows:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Balance at the beginning of the year	(27,368)	(30,521)	(4,240)
Provided	(3,383)	(15,356)	(2,134)
Written off	230	10,681	1,484
Balance at the end of the year	(30,521)	(35,196)	(4,890)

Summary of Loss Before Provision for Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations for the years ended February 28, 2022, 2023 and February 29, 2024:

	For the Years Ended
	February 28, 2022	February 28, 2023	February 29, 2024
	RMB	RMB	RMB	USD
PRC	(44,126)	(14,937)	4,542	632
Foreign	(16,013)	(17,558)	(666)	(93)
Total Loss before provision of income taxes	(60,139)	(32,495)	3,876	539

Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 28, 2022, 2023 and February 29, 2024 are as follows:

	For the Years Ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	(26%)	3%	21%
Effect of preferential tax rate	(5%)	(3%)	41%
Effect of non-taxable income	14%	1%	(28%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(6%)	(13%)	(18%)
Effect of tax rate change	—	(6%)	(15%)
Effect of valuation allowance	(38%)	(10%)	121%
Effect of true-up on net operating loss	—	—	(118%)
Effective tax rate	(36%)	(3%)	29%
For the year ended February 28, 2022, the non-deductible expenses is mainly due to goodwill impairment. For the year ended February 29, 2024, non-deductible expenses include all non-deductible items for accrued expenses and others. The true-up on net operating loss is mainly due to true-up on differences between the tax loss on PRC tax return and prior year accumulated net operating loss